CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OPERATING ACTIVITIES
(Loss)/profit before income tax for the year | ¥		¥ 24,163	¥ (5,645)	¥ (6,176)
Adjustments for:
Depreciation of property, plant and equipment (Note 11) | ¥		65	66	67
Depreciation of right-of-use assets (Note 11) | ¥		976	1,187
Interest on lease liabilities | ¥		38	60
Fair value gains on financial assets at fair value through profit or loss (Note 11) | ¥		(31,334)
Changes in working capital:
Trade receivables | ¥		3,956	(3,956)
Prepayments | ¥		4	10
Other receivables | ¥		(3)	597	(12)
Trade payables | ¥		(3,796)	3,796	(115)
Other payables and accrued liabilities | ¥		1,397	522	(1,287)
Taxes payable | ¥		(27)	30	(4)
Net cash flows used in operating activities | ¥		(4,561)	(3,333)	(7,527)
INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries | ¥				9,377
Purchases of property, plant and equipment | ¥		(9)	(5)	(5)
Net cash flows from/(used in) investing activities | ¥		(9)	(5)	9,372
FINANCING ACTIVITIES
Payments related to issuance of shares | ¥		(72)
Repayments to the Shareholder | ¥				(4,600)
Repayments to related companies | ¥			(5,704)	(11,392)
Advances from the Shareholder | ¥		462
Advances from related companies | ¥		4,081	6,740	2,179
Payment of the principal portion of lease liabilities | ¥		(1,150)	(1,000)
Interest paid | ¥		(38)	(60)
Net cash flows (used in)/from financing activities | ¥		3,283	(24)	(13,813)
NET DECREASE IN CASH AND CASH EQUIVALENTS | ¥		(1,287)	(3,362)	(11,968)
NET FOREIGN EXCHANGE DIFFERENCE | ¥		293	13	(117)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | ¥		3,444	6,793	18,878
CASH AND CASH EQUIVALENTS AT END OF YEAR | ¥		2,450	3,444	6,793
Supplementary disclosures of cash flow information:
Cash receipt of interest | ¥		¥ 18	¥ 16	¥ 26
USD [Member]
OPERATING ACTIVITIES
(Loss)/profit before income tax for the year | $	$ 3,701
Adjustments for:
Depreciation of property, plant and equipment (Note 11) | $	10
Depreciation of right-of-use assets (Note 11) | $	149
Interest on lease liabilities | $	6
Fair value gains on financial assets at fair value through profit or loss (Note 11) | $	(4,798)
Changes in working capital:
Trade receivables | $	606
Prepayments | $	1
Other receivables | $
Trade payables | $	(581)
Other payables and accrued liabilities | $	214
Taxes payable | $	(4)
Net cash flows used in operating activities | $	(696)
INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries | $
Purchases of property, plant and equipment | $	(1)
Net cash flows from/(used in) investing activities | $	(1)
FINANCING ACTIVITIES
Payments related to issuance of shares | $	(11)
Repayments to the Shareholder | $
Repayments to related companies | $
Advances from the Shareholder | $	69
Advances from related companies | $	625
Payment of the principal portion of lease liabilities | $	(176)
Interest paid | $	(6)
Net cash flows (used in)/from financing activities | $	501
NET DECREASE IN CASH AND CASH EQUIVALENTS | $	(196)
NET FOREIGN EXCHANGE DIFFERENCE | $	45
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | $	527
CASH AND CASH EQUIVALENTS AT END OF YEAR | $	375
Supplementary disclosures of cash flow information:
Cash receipt of interest | $	$ 3